Ordinary dividends - Additional Information (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Forecast [Member]
Disclosure of Dividends [line items]
Dividend payable date	Jul. 09, 2021
Interim period amount [member]
Disclosure of Dividends [line items]
Interim dividend per ordinary share	$ 0.125	$ 0.1
Previous period final amount [member]
Disclosure of Dividends [line items]
Final dividend per share		$ 0.14